LEASES - Supplemental cash flow information for leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LEASES
Operating cash flows relating to operating leases	¥ 7,376	¥ 7,818
Lease liabilities arising from obtaining right-of-use assets	¥ 1,629	¥ 6,080